Money Market Funds


[_]  Boston 1784 Tax-Free Money Market Fund
[_]  Boston 1784 U.S. Treasury Money
     Market Fund
[_]  Boston 1784 Institutional U.S. Treasury
     Money Market Fund
[_]  Boston 1784 Prime Money Market Fund
[_]  Boston 1784 Massachusetts Municipal Cash
     Trust-Boston 1784 Funds Shares


Bond Funds

[_]  Boston 1784 Short-Term Income Fund
[_]  Boston 1784 Income Fund
[_]  Boston 1784 U.S. Government Medium-
     Term Income Fund


Tax-Exempt Income Funds

[_]  Boston 1784 Tax-Exempt Medium-Term
     Income Fund
[_]  Boston 1784 Connecticut Tax-Exempt
     Income Fund
[_]  Boston 1784 Florida Tax-Exempt
     Income Fund
[_]  Boston 1784 Massachusetts Tax-Exempt
     Income Fund
[_]  Boston 1784 Rhode Island Tax-Exempt
     Income Fund



Stock Funds

[_]  Boston 1784 Asset Allocation Fund
[_]  Boston 1784 Growth and Income Fund
[_]  Boston 1784 Growth Fund
[_]  Boston 1784 Small Cap Equity Fund
[_]  Boston 1784 International Equity Fund


Boston 1784 Funds
P.O. Box 8524
Boston, MA 02266-8524
1-800-BKB-1784

Federated Securities Corp. is the
distributor for this Fund.
Cusip 314229835
(Federated use only) G00507-01 (5/97)                            MF-0136 (4/97)






                                Massachusetts

                                  Municipal

                                  Cash Trust


                         [LOGO OF BOSTON 1784 FUNDS]





                              Boston 1784 Funds

                                    Shares

                                  Prospectus





                              December 31, 1996
                            (Revised May 27, 1997)




Massachusetts Municipal Cash Trust


(A Portfolio of Federated Municipal Trust)

Boston 1784 Funds Shares

(formerly, 1784 Funds Shares and prior to that, BayFunds Shares)

PROSPECTUS

The Boston 1784 Funds Shares of Massachusetts Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a investment portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Massachusetts municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Massachu- setts or its political subdivisions and financing authorities, but which are exempt from the federal regular income tax and Massachusetts state income tax. Shareholders can invest, reinvest, or redeem Boston 1784 Funds Shares at any time with no sales loads or contingent deferred sales charges imposed by the Fund. Shareholders have access to other
portfolios in Boston 1784 Funds.          THE BOSTON 1784 FUNDS SHARES
OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF BANKBOSTON, N.A. OR ITS AFFILIATES OR SUBSIDIARIES, ARE NOT ENDORSED OR GUARANTEED BY BANKBOSTON, N.A. OR ITS AFFILIATES OR SUBSIDIARIES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTING IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET
FUND.          This prospectus contains the information you should
read and know before you invest in Boston 1784 Funds Shares. Keep this
prospectus for future reference.         The Fund has also filed a
Statement of Additional Information for Boston 1784 Funds Shares dated December 31, 1996 (Revised May 27, 1997), with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-BKB-1784. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed at the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated December 31, 1996 (Revised May 27, 1997)
PROSPECTUS




Table of Contents

--------------------------------------------------------------------------------

Fund Expense Summary                                                           1
Financial Highlights -- 1784 Funds Shares
                                                                               2
General Information                                                            3
Investment Information                                                         5
     Investment Objective and Policies                                         5
     Acceptable Investments                                                    5
     Massachusetts Municipal Securities                                        8
     Massachusetts Investment Risks                                            8
     Investment Limitations                                                    9
Shareholder Manual                                                            10
     Pricing of Shares                                                        10
     How to Buy Shares                                                        10
     Automatic Investment Program                                             12
     How to Exchange Shares                                                   12
     How to Redeem Shares                                                     13
Additional Information You Should Know                                        16
     Tax Information                                                          16
     Performance Information                                                  17
     Tax-Equivalency Table                                                    19
      Management, Distribution and Administration                             19
     Investment Adviser                                                       20
     Distribution                                                             21

     Administration                                                           22
Other Classes of Shares                                                  22
Financial Highlights -- Institutional Service Shares                          23
Financial Statements                                                          24
Report of Independent Public Accountants                                      37
Addresses                                                      INSIDE BACK COVER
PROSPECTUS





Fund Expense Summary, Massachusetts Municipal Cash Trust
Boston 1784 Funds Shares (formerly, 1784 Funds Shares and prior to that, BayFunds Shares)
-------------------------------------------------------------------------------
Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases (as a percentage of offering
 price)                                                                     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage
 of offering price)                                                         None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)          None
Exchange Fee                                                                None

Annual Operating Expenses
(As a percentage of average net assets)

Management Fee (after waiver) (1)                                          0.33%
12b-1 Fee                                                                   None
Total Other Expenses                                                       0.25%
Shareholder Services Fee (after waiver) (2)                        0.00%
Total Operating Expenses (3)                                               0.58%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses would have been 1.00% absent the voluntary waiver of a portion of the management fee and the voluntary
waiver of the shareholder services fee.     The purpose of this table
is to assist an investor in understanding the various costs and expenses that a shareholder of Boston 1784 Funds Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the
end of each time period                           $6     $19     $32     $73

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
                                                                     PROSPECTUS



Financial Highlights -- 1784 Funds Shares

--------------------------------------------------------------------------------
REFERENCE IS MADE TO THE REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS ON PAGE 32.

Massachusetts Municipal Cash Trust

(formerly, BayFunds Shares)

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                  NET
                           NET                                NET                                               ASSETS,
                          ASSET              DISTRIBUTIONS   ASSET                                   EXPENSE      END
                         VALUE,      NET       FROM NET     VALUE,                          NET      WAIVER/   OF PERIOD
                        BEGINNING INVESTMENT  INVESTMENT      END      TOTAL             INVESTMENT REIMBURSE-   (000
                        OF PERIOD   INCOME      INCOME     OF PERIOD RETURN (B) EXPENSES   INCOME    MENT (C)  OMITTED)
------------------------------------------------------------------------------------------------------------------------
Year Ended October 31,
 1996                     $1.00      0.03       (0.03)       $1.00     3.05%     0.58%     3.01%      0.42%     $54,667
Year Ended October 31,
 1995                     $1.00      0.03       (0.03)       $1.00     3.30%     0.60%     3.25%      0.45%     $46,580
Year Ended October 31,
 1994                     $1.00      0.02       (0.02)       $1.00     2.05%     0.64%     2.09%      0.35%     $41,912
Year Ended October 31,
 1993(a)                  $1.00      0.01       (0.01)       $1.00     1.25%     0.65%*    1.85%*     0.43%*    $18,143
------------------------------------------------------------------------------------------------------------------------

*Computed on an annualized basis.
(a)Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993. (b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)
PROSPECTUS



General Information

--------------------------------------------------------------------------------

As a shareholder of the Boston 1784 Funds Shares class (the "Shares") of the Fund, you have access to all of the portfolios of Boston 1784 Funds, an open-end, management investment company. The Boston 1784 Funds consists of seventeen separate, professionally managed investment portfolios with distinct investment objectives and
policies.          As of the date of this prospectus, Boston 1784
Funds offers shares in seventeen portfolios:

MONEY MARKET FUNDS

BOSTON 1784 U.S. TREASURY MONEY MARKET FUND; BOSTON 1784 PRIME MONEY MARKET FUND; and BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND seek to preserve principal value and maintain a high degree of
liquidity while providing current income.          BOSTON 1784
TAX-FREE MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax.

These MONEY MARKET FUNDS are designed for conservative investors who want liquidity, current income at money market rates and stability of principal.

BOND FUNDS

BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND seeks to provide current income consistent with preservation of capital.

BOSTON 1784 SHORT-TERM INCOME FUND; and BOSTON 1784 INCOME FUND seek to maxi-mize current income. Preservation of capital is a secondary objective.

These BOND FUNDS are designed for investors seeking current income.

TAX-EXEMPT FUNDS

BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND seeks to provide current income, exempt from federal income tax, consistent with
preservation of capital.          BOSTON 1784 CONNECTICUT TAX-EXEMPT
INCOME FUND seeks to provide current income exempt from both federal and Connecticut personal income tax. Preservation of capital is a
secondary objective.          BOSTON 1784 FLORIDA TAX-EXEMPT INCOME
FUND seeks to provide current income exempt from federal income tax through Fund shares which are exempt from Florida intangible personal property tax. Preservation of capital is a secondary objective.
    BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND seeks to provide current income exempt from both federal and Massachusetts personal
income tax consistent with preservation of capital.          BOSTON
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND seeks to provide current income exempt from federal income tax, Rhode Island personal income tax and Rhode Island business corporation tax. Preservation of capital is a secondary objective.

                                                                    PROSPECTUS


------------------------------------------------------------------------------
These TAX-EXEMPT FUNDS are designed for investors seeking income that is exempt from federal income tax, and who are seeking exemption from certain state taxes in Connecticut, Massachusetts and Rhode Island.

STOCK FUNDS

BOSTON 1784 ASSET ALLOCATION FUND seeks to achieve a favorable rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and
equity securities.          BOSTON 1784 GROWTH AND INCOME FUND seeks
to provide long-term growth of capital with a secondary objective of
income.          BOSTON 1784 GROWTH FUND seeks to provide capital
appreciation. Dividend income, if any, is incidental to this
objective.          BOSTON 1784 SMALL CAP EQUITY FUND seeks to provide
capital appreciation. Dividend income, if any, is incidental to this
objective.          BOSTON 1784 INTERNATIONAL EQUITY FUND seeks to
provide long-term growth of capital. Dividend income, if any, is
incidental to this objective.          These STOCK FUNDS are designed
for long-term investors seeking high long-term returns who can
tolerate changes in the value of their investments.      PROSPECTUS




Investment Information

-------------------------------------------------------------------------------
Investment Objective and Policies
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax, and Massachusetts state income tax consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

Interest income of the Fund that is exempt from the income taxes described above retains its tax-free status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Massachusetts.

The Fund pursues its investment objective by investing primarily in a portfolio of Massachusetts municipal securities with remaining maturities of 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Massachusetts state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

Acceptable Investments
The Fund invests primarily in debt obligations issued by or on behalf of Mas- sachusetts and its political subdivisions and financing authorities, and obligations of other states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Massachusetts state income tax ("Massachusetts Municipal Securities").

Examples of Massachusetts municipal securities include, but are not limited to:

 . tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

 . bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

 . municipal commercial paper and other short-term notes;

 . variable rate demand notes;
                                                                     PROSPECTUS



--------------------------------------------------------------------------------

 . municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

 . participation, trust and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES
Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS
The Fund may purchase interests in Massachusetts Municipal Securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Massachusetts Municipal Securities.

MUNICIPAL LEASES
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest on any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT
Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks. PROSPECTUS





-------------------------------------------------------------------------------

DEMAND FEATURES
The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when- issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS
From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-ex- empt or taxable securities, all of comparable quality to other securities in which the Fund invests such as: obligations issued by or on behalf of municipal or corporate issuers; obli- gations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain
                                                                     PROSPECTUS




-------------------------------------------------------------------------------
Massachusetts Municipal Securities is subject to the federal alternative minimum tax.

Massachusetts Municipal Securities
Massachusetts Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Massachusetts Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Massachusetts Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Massachusetts Investment Risks
Yields on Massachusetts Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Massachusetts Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Massachusetts Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Massachusetts Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Massachusetts Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Massachusetts Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, PROSPECTUS




--------------------------------------------------------------------------------
the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Massachusetts Municipal Securities may entail a greater level of risk than other types of money market funds.

Investment Limitations
The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval. The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.
                                                                      PROSPECTUS





Shareholder Manual

--------------------------------------------------------------------------------
Pricing of Shares
The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
The Fund offers Shares only on days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business ("Business Days"). If BankBoston, N.A. (the "Shareholder Servicing Agent") receives your purchase order on a non-Business Day, the order will not be executed until the next Business Day in accordance with the Distributor's procedures. The Fund and the Distributor reserve the right to reject any purchase request.

How to Buy Shares

MINIMUM INVESTMENT

You can become a shareholder with an initial investment of $1,000. You must submit a completed application at the time of your initial purchase. Subsequent investments must be in amounts of at least $250, or if you participate in the automatic investment program, the minimum for additional Share purchases is $50. The Fund may waive any investment minimums from time to time. In addition, the Fund may reduce or waive investment minimums for investors purchasing through qualified BankBoston accounts.

If your purchase order is received in good order and accepted by the Fund from Federated Shareholder Services Company (the "Transfer Agent") by 1:00 p.m. (Eastern time) on a Business Day, it will be executed at the net asset value next determined and your Shares will begin earning dividends that day. The Transfer Agent will not communicate your purchase order to the Fund until the Shareholder Servicing Agent has received the purchase price in federal funds or other immediately available funds. If your purchase order is received in good order and accepted by the Fund from the Transfer Agent after 1:00 p.m. (Eastern time), and prior to 4:00 p.m. (Eastern time), it will be executed at the net asset value next determined and Shares will begin earning dividends the next Business Day. When you purchase Shares by check, the order is considered received when the check is converted into PROSPECTUS




-------------------------------------------------------------------------------
federal funds, normally within two Business Days.

The Shareholder Servicing Agent is responsible for the prompt transmission of purchase orders received in good order to the Transfer Agent.

BY PHONE

Once you are a shareholder, you may purchase additional Shares by
calling 1- 800-BKB-1784.          You must have previously authorized
the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BKB-1784 to receive the necessary form and information on this Fund feature. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

For the protection of investors, all phone communications may be recorded where not otherwise prohibited by law.

BY MAIL
If you make your initial Share purchase by mail, you must send a completed application, and a check payable to the Fund, to:

Boston 1784 Funds P.O. Box 8524 Boston, MA 02266-8524

You may obtain an application by calling 1-800-BKB-1784.

You may make subsequent investments in the Fund at any time by sending a check for a minimum of $250 payable to the Fund at the following address:

Boston 1784 Funds P.O. Box 8524 Boston, MA 02266-8524

along with either (a) the detachable form that regularly accompanies confirmation of a prior transaction, (b) a subsequent investment form that may be enclosed in the Fund mailing or can be obtained by calling 1-800-BKB-1784, or (c) a letter stating the amount of the investment, the name of the Fund, the exact name and address of the account, and your account number.

If the check does not clear, your purchase order will be cancelled.

BY WIRE
Purchases may also be made by wiring money from your bank account to your Fund account.

Call 1-800-BKB-1784 to receive wiring instructions.

Shares cannot be purchased by wire on days on which the New York Stock
Exchange and the Federal Reserve Wire System are not open for business and on the following holidays: Martin Luther King Day, Columbus Day, or Veterans' Day.
                                                                     PROSPECTUS




-------------------------------------------------------------------------------

Automatic Investment Program

When you participate in the automatic investment program, you can purchase additional Shares in minimum amounts of $50. You must previously have authorized in writing the total dollar amount to be deducted automatically from eligible BankBoston deposit accounts or your deposit account maintained at a domestic financial institution which is an automated clearing house member, and the frequency of the deductions. The funds will be invested in Shares at the net asset value next determined. The Fund may reduce or waive the investment minimums for investors purchasing through qualified BankBoston accounts.

How to Exchange Shares

Boston 1784 Funds consist of: Boston 1784 U.S. Treasury Money Market Fund, Boston 1784 Prime Money Market Fund, Boston 1784 Institutional U.S. Treasury Money Market Fund, Boston 1784 Tax-Free Money Market Fund, Boston 1784 Government Medium-Term Income Fund, Boston 1784 Short-Term Income Fund, Boston 1784 Income Fund, Boston 1784 Tax-Exempt-Medium Term Income Fund, Boston 1784 Con- necticut Tax-Exempt Income Fund, Boston 1784 Florida Tax-Exempt Income Fund, Boston 1784 Massachusetts Tax-Exempt Income Fund, Boston 1784 Rhode Island Tax-Exempt Income Fund, Boston 1784 Asset Allocation Fund, Boston 1784 Growth and Income Fund, Boston 1784 Growth Fund, Boston 1784 Small Cap Equity Fund and Boston 1784 International Equity Fund.
         You may redeem Shares and purchase shares of any other of the Boston 1784 Funds ("Participating Funds") in which you have an account. The minimum initial investment to establish an account in any other Participating Fund is $1,000 ($100,000 for Boston 1784 Institutional U.S. Treasury Money Market Fund). Boston 1784 Funds do not charge any fees for these transactions.

Shares will be redeemed at the net asset value next determined after the Transfer Agent receives the redemption request and Shares of the Participating Fund to be acquired will be purchased at the net asset value per share next determined after receipt of the redemption proceeds by the Transfer Agent for the acquired fund on a Business
Day.     If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish an account. Prior to any such transaction, you must receive a copy of the current prospectus of the Participating Fund into which a purchase is to be effected. This account will be registered in the same name and you will receive your dividends and distributions as an automatic reinvestment in additional shares. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, please call 1-800-BKB-1784 for the necessary new account or transfer procedures.

You may find this privilege useful if your investment objectives or market outlook should PROSPECTUS




--------------------------------------------------------------------------------

change after you invest in the Fund or in any of the Participating Funds. You may obtain further information on this privilege and obtain a prospectus by calling 1-800-BKB-1784.

The exchange privilege is available to shareholders resident in any state in which Participating Funds' shares being acquired may be sold.

Boston 1784 Funds reserves the right to terminate this privilege at any time. Shareholders will be notified if this privilege is terminated.

Depending on the circumstances, an exchange with a fluctuating net asset value Participating Fund may generate a short-term or long-term capital gain or loss for federal income tax purposes.

BY PHONE

You may provide instructions to redeem Shares and purchase shares of
any Participating Funds by calling 1-800-BKB-1784.          You must
have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BKB-1784 to receive the necessary form and information on this Fund feature. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

BY MAIL
You may send a written request to redeem Shares and purchase shares of any Participating Funds to:

Boston 1784 Funds P.O. Box 8524 Boston, MA 02266-8524

Your written request must include your name and tax identification number; the name of the Fund, the dollar amount or number of Shares to be redeemed; the name of the Participating Fund in which shares are to be purchased; and your account number. Your request must be signed by the registered owner(s) exactly as required by the account
application.     How to Redeem Shares      The Fund redeems Shares at
the net asset value next determined after the Fund has received your redemption request from the Transfer Agent in proper form. Redemption requests can be executed only on Business Days. If your redemption request is received by the Shareholder Servicing Agent on a non-Business Day, the Transfer Agent will not communicate your redemption request to the Fund until the next Business Day.
Redemption proceeds may be credited to an eligible BankBoston deposit account, paid by check, or paid by wire, as you previously designated in writing. The Fund ordinarily will make payment for Shares redeemed after proper receipt from the Transfer Agent of the redemption request and of all documents in proper form
                                                                      PROSPECTUS




-------------------------------------------------------------------------------

within one Business Day to an eligible BankBoston deposit account, within five Business Days if you requested redemption proceeds by check, or the same day by wire if the Fund receives your redemption request from the Transfer Agent by 12:00 noon (Eastern time) on the day of redemption. There is a fee for each wire and your bank may charge an additional fee to receive the wire. Shares redeemed and wired the same day will not receive the dividend declared on the day of redemption.

SIGNATURE GUARANTEES

If you request a redemption for an amount in excess of $25,000, a redemption of any amount to be sent to an address other than your address of record with the Fund, the transfer of the registration of Shares, or a redemption of any amount payable to someone other than yourself as the shareholder of record, your signature must be guaranteed on a written redemption request by a trust company or insured commercial bank; an insured savings association or savings bank; a member firm of a national or regional stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. At the Fund's discretion, signature guarantees may also be required for other redemptions. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund does not accept signatures guaranteed by a notary public. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice. If you have a question about the proper form for redemption requests, call 1-800-BKB-1784.

BY PHONE

You may redeem Shares by calling 1-800-BKB-1784.

You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-BKB-1784 to receive the necessary form.

In the event of drastic economic or market changes, you may experience difficulty in redeeming by telephone. If this occurs, you should consider another method of redemption, such as by mail or by wire. See below. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

BY MAIL
You may redeem Shares by submitting a written request for redemption to:

Boston 1784 Funds P.O. Box 8524 Boston, MA 02266-8524
PROSPECTUS




--------------------------------------------------------------------------------

Your written request must include your name and tax identification number, the Fund's name, the dollar amount or number of Shares to be redeemed, and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

BY WIRE

You may redeem Shares by wire by calling 1-800-BKB-1784. Redemption proceeds will be wired directly to the domestic commercial bank and account you previously designated in writing. You are charged a fee for each wire redemption and the fee is deducted from your redemption
proceeds.          The Fund reserves the right to wire redemption
proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund. The
Fund also reserves the right to terminate or modify the telephone and wire redemption procedures at any time. In that event, shareholders would be promptly notified. Neither the Fund, the Transfer Agent, the Sub-Transfer Agent, nor the Shareholder Servicing Agent will be responsible for the authenticity of redemption instructions received by phone.
                                                                      PROSPECTUS




Additional Information You Should Know

--------------------------------------------------------------------------------

MINIMUM BALANCE
Due to the high cost of maintaining accounts with low balances, the Fund may redeem your Shares and send you the proceeds if, due to shareholder redemptions your account balance falls below a minimum value of $1,000. However, before Shares are redeemed to close an account, the shareholder will be notified in writing and given 60 days to purchase additional Shares to meet the minimum balance requirement. The Fund reserves the right to amend this standard upon 60 days' prior written notice to shareholders. The Fund also reserves the right to redeem Shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.

CONFIRMATIONS AND STATEMENTS
Confirmations of each purchase, exchange or redemption are sent to each shareholder. Monthly statements are sent to report transactions as well as dividends paid during the month. The Fund may suspend or terminate its practice of confirming each transaction at any time without notice.

DIVIDENDS AND DISTRIBUTIONS
Dividends from the Fund's net investment income are declared daily to shareholders of record immediately following the 1:00 p.m. (Eastern time) pricing of Shares. Dividends are paid monthly within five Business Days after the end of such calendar month. The Fund does not expect to realize any net long-term capital gains. However, if any such gains are realized, they will be distributed to shareholders at least annually.

You will receive your dividends and your distributions as an automatic rein- vestment in additional Shares at the net asset value next determined on the payment dates.

Tax Information

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.
PROSPECTUS



-------------------------------------------------------------------------------

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

MASSACHUSETTS TAXES
Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachu- setts excise tax.

OTHER STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from taxes in states other than Massachusetts. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Performance Information
From time to time, in advertisements or in reports to shareholders, the performance, total return and yield of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to relevant money market indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

National financial publications in which performance and yield data are reported may include The Wall Street Journal, The New York Times,
Forbes, or Money magazine. Publications of a local or regional nature, such as The Boston Globe or The Boston Herald, may also be used in comparing the performance, total return and yield of the Fund.
                                                                     PROSPECTUS



-------------------------------------------------------------------------------

YIELD
Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield but, when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TAX-EQUIVALENT YIELD
The tax-equivalent yield for the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% federal tax rate and the 12% regular personal income tax rate imposed by Massachusetts and assuming that income earned by the Fund is 100%
tax-exempt on a regular federal, state, and local basis.     For the
seven day periods ended October 31, 1996, and November 30, 1996, the tax-equivalent yields for Boston 1784 Funds Shares were 6.16% and 6.16%, respectively

TOTAL RETURN
Total return represents the change, over a specified period of time, in the value of an investment in the Shares after reinvesting all income distributions. It is calculated by dividing that change by the
initial investment and is expressed as a percentage.     Yield,
effective yield, tax-equivalent yield and total return will be calculated separately for Boston 1784 Funds Shares and Institutional Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PROSPECTUS




-------------------------------------------------------------------------------
Tax-Equivalency Table
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax*, and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

        TAXABLE YIELD EQUIVALENT FOR 1996
              STATE OF MASSACHUSETTS
Tax
Bracket:
Federal    15.00%   28.00%   31.00%    36.00%    39.60%
-------------------------------------------------------
Combined
Federal
and
State      27.00%   40.00%   43.00%    48.00%    51.60%
-------------------------------------------------------
Joint         $1- $40,101- $96,901- $147,701-     Over
Return:   40,100   96,900  147,700   263,750  $263,750
Single        $1- $24,001- $58,151- $121,301-     Over
Return:   24,000   58,150  121,300   263,750  $263,750
-------------------------------------------------------

 TAX                                                TAXABLE
EXEMPT                                               YIELD
YIELD                                              EQUIVALENT
 1.50%        2.05%              2.50%                2.63%                2.88%              3.10%
 2.00         2.74               3.33                 3.51                 3.85               4.13
 2.50         3.42               4.17                 4.39                 4.81               5.17
 3.00         4.11               5.00                 5.26                 5.77               6.20
 3.50         4.79               5.83                 6.14                 6.73               7.23
 4.00         5.48               6.67                 7.02                 7.69               8.26
 4.50         6.16               7.50                 7.89                 8.65               9.30
 5.00         6.85               8.33                 8.77                 9.62              10.33
 5.50         7.53               9.17                 9.65                10.58              11.36
 6.00         8.22              10.00                10.53                11.54              12.40

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

Management, Distribution and Administration

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares, Boston 1784 Funds Shares and Institutional Service Shares. This prospectus relates only to Boston 1784 Funds Shares of the Fund which are designed primarily for individuals, partnerships and corporations who seek a convenient means of accumulating an interest in a professionally managed portfolio limited to short-term Massachusetts municipal securities. The Fund is not likely to be a suitable investment for non-Massachusetts taxpayers or retirement plans since it intends to invest primarily in Massachusetts municipal securities.

                                                                     PROSPECTUS


-------------------------------------------------------------------------------
VOTING RIGHTS

Each Share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. As of December 2, 1996, John & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, was the owner of record of 100% of the Boston 1784 Funds shares of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee handles the Trustees' responsibilities between meetings of the Trustees.

Investment Adviser
Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments.

ADVISORY FEES
The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND
Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion in- PROSPECTUS



--------------------------------------------------------------------------------
vested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated
Investors is one of the largest mutual fund investment managers in the United States.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

Distribution
Federated Securities Corp. is the principal distributor (the "Distributor") for the Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment compa-nies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS
The Distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Fund.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

                                                                      PROSPECTUS



--------------------------------------------------------------------------------
Administration

ADMINISTRATIVE SERVICES
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

   MAXIMUM
ADMINISTRATIVE           AVERAGE AGGREGATE
     FEE                 DAILY NET ASSETS
     .15%       on the first $250 million
    .125%       on the next $250 million
     .10%       on the next $250 million
    .075%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICING AGENT

BankBoston, N.A., Boston, Massachusetts, is the shareholder servicing agent for Boston 1784 Funds Shares. The Fund may pay the Shareholder
Servicing Agent a fee based on the      average daily net asset value
of Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares. This fee will be equal to .25% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time.

Other Classes of Shares
The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold to accounts for which financial institutions act in an agency capacity. Investments in Institutional Service Shares are subject to a minimum initial investment of $25,000. Institutional Service Shares are sold at net
asset value.     Instututional Service Shares and Boston 1784 Funds
Shares are subject to certain of the same expenses. Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees. Expense differences, however, between Institutional Service Shares and Boston 1784 Funds Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.
PROSPECTUS



Massachusetts Municipal Cash Trust
Financial Highlights -- Institutional Service Shares
--------------------------------------------------------------------------------
REFERENCE IS MADE TO THE REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS ON PAGE 32.
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                  NET
                           NET                                NET                                               ASSETS,
                          ASSET              DISTRIBUTIONS   ASSET                                   EXPENSE      END
                         VALUE,      NET       FROM NET     VALUE,                          NET      WAIVER/   OF PERIOD
                        BEGINNING INVESTMENT  INVESTMENT      END      TOTAL             INVESTMENT REIMBURSE-   (000
                        OF PERIOD   INCOME      INCOME     OF PERIOD RETURN (B) EXPENSES   INCOME    MENT (C)  OMITTED)
------------------------------------------------------------------------------------------------------------------------
Year Ended October 31,
 1996                     $1.00      0.03       (0.03)       $1.00     3.07%     0.55%     3.02%      0.42%    $119,739
Year Ended October 31,
 1995                     $1.00      0.03       (0.03)       $1.00     3.34%     0.55%     3.30%      0.45%     $99,628
Year Ended October 31,
 1994                     $1.00      0.02       (0.02)       $1.00     2.14%     0.55%     2.12%      0.35%     $90,013
Year Ended October 31,
 1993                     $1.00      0.02       (0.02)       $1.00     1.99%     0.53%     1.97%      0.43%     $84,524
Year Ended October 31,
 1992                     $1.00      0.03       (0.03)       $1.00     2.87%     0.34%     2.82%      0.55%     $85,570
Year Ended October 31,
 1991                     $1.00      0.05       (0.05)       $1.00     4.63%     0.30%     4.48%      0.69%     $81,681
Year Ended October 31,
 1990(a)                  $1.00      0.03       (0.03)       $1.00     2.59%     0.17%*    5.66%*     0.57%*    $63,483
------------------------------------------------------------------------------------------------------------------------

*Computed on an annualized basis.
(a)Reflects operations for the period from May 18, 1990 (date of initial public investment) to October 31, 1990. (b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)
                                                                      PROSPECTUS

Massachausetts Municipal Cash Trust
Portfolio of Investments
--------------------------------------------------------------------------------

OCTOBER 31, 1996

Principal
Amount                                                                          Value
(A) SHORT-TERM MUNICIPALS--99.3%
MASSACHUSETTS--95.6%
$2,000,000  Attleboro, MA, 3.50% BANs, 2/6/1997                               $2,000,513
            ----------------------------------------------------------------
 2,000,000  Boston, MA Water & Sewer Commission, General Revenue Bonds (1994
            Series A) Weekly VRDNs (State Street Bank and Trust Co. LOC)       2,000,000
            ----------------------------------------------------------------
 5,000,000  (b)Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank
              and Trust Co. LIQ)                                               5,000,000
            ----------------------------------------------------------------
 3,465,000  (b)Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly VRDNs
              (State Street Bank and Trust Co. LIQ)                            3,465,000
            ----------------------------------------------------------------
 3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/
            (Citibank NA, New York LIQ)                                        3,000,000
            ----------------------------------------------------------------
 1,645,000  Commonwealth of Massachusetts, (Series B), 5.00% Bonds, 6/1/1997   1,656,134
            ----------------------------------------------------------------
 3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank
            PLC, London LOC)                                                   3,200,000
            ----------------------------------------------------------------
 2,500,000  Gardner, MA, 4.00% BANs, 4/1/1997                                  2,501,986
            ----------------------------------------------------------------
 4,300,000  Hingham, MA, 3.75% BANs, 12/20/1996                                4,300,671
            ----------------------------------------------------------------
 3,925,000  Mashpee, MA, 4.00% BANs, 2/7/1997                                  3,929,061
            ----------------------------------------------------------------
 8,200,000  Massachusetts Bay Transit Authority, (Series C), 3.55% CP
            (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender
            11/22/1996                                                         8,200,000
            ----------------------------------------------------------------
   700,000  Massachusetts HEFA Weekly VRDNs (Harvard University)                 700,000
            ----------------------------------------------------------------
 6,800,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's
            Hospital)/(Sanwa Bank Ltd, Osaka LOC)                              6,800,000
            ----------------------------------------------------------------
 2,200,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Endicott College)/
            (Baybank, Burlington, MA LOC)                                      2,200,000
            ----------------------------------------------------------------

PROSPECTUS


Massachusetts Municipal Cash Trust

--------------------------------------------------------------------------------

Principal
Amount                                                                      Value
(A) SHORT-TERM MUNICIPALS--CONTINUED
MASSACHUSETTS--CONTINUED
$3,320,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home
            For Little Wanderers)/(First National Bank of Boston, MA LOC) $3,320,000
            -------------------------------------------------------------
 2,600,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark
            University)/(Sanwa Bank Ltd, Osaka LOC)                        2,600,000
            -------------------------------------------------------------
 2,300,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Williams
            College, MA)                                                   2,300,000
            -------------------------------------------------------------
 7,200,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's
            Hospital of Boston)                                            7,200,000
            -------------------------------------------------------------
 5,500,000  Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts
            Institute of Technology)                                       5,500,000
            -------------------------------------------------------------
 5,000,000  Massachusetts HEFA, 3.65% CP (Harvard University), Mandatory
            Tender 1/8/1997                                                5,000,000
            -------------------------------------------------------------
   500,000  Massachusetts IFA Weekly VRDNs (Berkshire, MA
            School)/(National Westminster Bank, PLC, London LOC)             500,000
            -------------------------------------------------------------
 1,300,000  Massachusetts IFA Weekly VRDNs (Groton School)/(National
            Westminster Bank, PLC, London LOC)                             1,300,000
            -------------------------------------------------------------
 1,350,000  Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/(State
            Street Bank and Trust Co. LOC)                                 1,350,000
            -------------------------------------------------------------
 1,910,000  Massachusetts IFA, (1995 Series A) Weekly VRDNs (Bradford
            College Issue)/ (First National Bank of Boston, MA LOC)        1,910,000
            -------------------------------------------------------------
   300,000  Massachusetts IFA, (Series 1992) Weekly VRDNs (Holyoke Water
            Power Co.)/ (Canadian Imperial Bank of Commerce, Toronto LOC)    300,000
            -------------------------------------------------------------
 2,000,000  Massachusetts IFA, (Series 1992A) Weekly VRDNs (Ogden
            Haverhill)/ (Union Bank of Switzerland, Zurich LOC)            2,000,000
            -------------------------------------------------------------
 5,000,000  Massachusetts IFA, (Series 1992B), 3.60% CP (New England
            Power Co.), Mandatory Tender 1/13/1997                         5,000,000
            -------------------------------------------------------------

                                                                      PROSPECTUS

Massachusetts Municipal Cash Trust
--------------------------------------------------------------------------------

Principal
Amount                                                                      Value
(A) SHORT-TERM MUNICIPALS--CONTINUED
MASSACHUSETTS--CONTINUED
$3,000,000  Massachusetts IFA, (Series 1992B), 3.70% CP (New England
            Power Co.), Mandatory Tender 12/11/1996                       $3,000,000
            -------------------------------------------------------------
 5,000,000  Massachusetts IFA, (Series 1993A), 3.60% CP (New England
            Power Co.), Mandatory Tender 1/10/1997                         5,000,000
            -------------------------------------------------------------
 5,000,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard
            House)/ (Fleet Bank of New York LOC)                           5,000,000
            -------------------------------------------------------------
 5,800,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Whitehead
            Institute for Biomedical Research)                             5,800,000
            -------------------------------------------------------------
 4,000,000  Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury
            College)/(Baybank, Burlington, MA LOC)                         4,000,000
            -------------------------------------------------------------
 1,525,000  Massachusetts IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/
            (Bank of Nova Scotia, Toronto LOC)                             1,525,000
            -------------------------------------------------------------
 4,000,000  Massachusetts IFA, (Series B) Weekly VRDNs (Williston North
            Hampton School)/(National Westminster Bank, PLC, London LOC)   4,000,000
            -------------------------------------------------------------
 1,495,000  Massachusetts IFA, Museum Revenue Refunding Bonds (1996
            Issue), 3.80% Bonds (Museum of Fine Arts, Boston)/(MBIA INS),
            1/1/1997                                                       1,496,697
            -------------------------------------------------------------
 2,310,000  Massachusetts IFA, Refunding Revenue Bonds 1994 Project Daily
            VRDNs (Showa Womens Institute Boston, Inc.)/(Bank of America
            NT and SA, San Francisco LOC)                                  2,310,000
            -------------------------------------------------------------
 6,255,000  Massachusetts IFA, Revenue Bonds (Series 1995) Weekly VRDNs
            (Emerson College Issue)/(Baybank, Burlington, MA LOC)          6,255,000
            -------------------------------------------------------------
 5,000,000  Massachusetts IFA, Revenue Bonds (Series 1995C) Weekly VRDNs
            (Edgewood Retirement Community Project)/(Dresdner Bank Ag,
            Frankfurt LOC)                                                 5,000,000
            -------------------------------------------------------------

PROSPECTUS

Massachusetts Municipal Cash Trust
--------------------------------------------------------------------------------

Principal
Amount                                                                        Value
(A) SHORT-TERM MUNICIPALS--CONTINUED
MASSACHUSETTS--CONTINUED
$1,800,000  Massachusetts Municipal Wholesale Electric Company, Power
            Supply System Revenue Bonds (1994 Series C) Weekly VRDNs
            (Canadian Imperial Bank of Commerce, Toronto LOC)               $1,800,000
            --------------------------------------------------------------
 4,000,000  Massachusetts State HFA, (Series 50), 3.70% TOBs (Bayerische
            Landesbank Girozentrale INV), Mandatory Tender 6/2/1997          4,000,000
            --------------------------------------------------------------
 2,500,000  Massachusetts Water Resources Authority, (Series 1994), 3.65%
            CP (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
            12/11/1996                                                       2,500,000
            --------------------------------------------------------------
 2,000,000  Medway, MA, 4.50% BANs, 6/13/1997                                2,008,980
            --------------------------------------------------------------
   757,140  Melrose, MA, 4.09% GANs, 4/8/1997                                  757,744
            --------------------------------------------------------------
 2,300,000  Melrose, MA, 4.25% BANs, 8/22/1997                               2,304,472
            --------------------------------------------------------------
 3,080,000  Middleton, MA, 4.10% BANs, 9/5/1997                              3,084,990
            --------------------------------------------------------------
 6,000,000  North Andover, MA, 4.00% BANs, 1/23/1997                         6,003,004
            --------------------------------------------------------------
 3,773,100  North Andover, MA, 4.10% BANs, 9/11/1997                         3,774,009
            --------------------------------------------------------------
 4,500,000  Springfield, MA , 4.50% BANs (Fleet National Bank, Providence,
            R.I. LOC), 6/27/1997                                             4,514,094
            --------------------------------------------------------------
 1,725,000  Stoughton, MA, 3.51% BANs, 1/30/1997                             1,725,244
            --------------------------------------------------------------
 2,514,160  Stoughton, MA, 3.75% BANs, 3/7/1997                              2,517,093
            --------------------------------------------------------------
 1,148,837  Yarmouth, MA, 3.40% RANs, 3/4/1997                               1,149,287
            -------------------------------------------------------------- -----------
             Total                                                         166,758,979
            -------------------------------------------------------------- -----------
PUERTO RICO--3.7%
            --------------------------------------------------------------
 5,000,000  Puerto Rico Government Development Bank, 3.65% CP, Mandatory
            Tender 2/14/1997                                                 5,000,000
            --------------------------------------------------------------

                                                                      PROSPECTUS

Massachusetts Municipal Cash Trust
-------------------------------------------------------------------------------

Principal
Amount                                                                        Value
(A) SHORT-TERM MUNICIPALS--CONTINUED
PUERTO RICO--CONTINUED
$1,500,000  Puerto Rico Industrial, Tourist, Education, Medical &
            Environmental Control Finance Authority, (Series 1994A), 3.80%
            CP (Inter American University of Puerto Rico)/(Banque Paribas,
            Paris LOC), Mandatory Tender 12/9/1996                         $  1,500,000
            -------------------------------------------------------------- ------------
             Total                                                         $  6,500,000
            -------------------------------------------------------------- ------------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                      $173,258,979
            -------------------------------------------------------------- ------------

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poors Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

  At October 31, 1996, the portfolio securities were rated as follows:

  TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

FIRST TIER  SECOND TIER
  97.2%        2.8%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $8,465,000 which represents 4.85% of net assets.

(c) Also represents cost for federal tax purposes.
PROSPECTUS



Massachusetts Municipal Cash Trust
--------------------------------------------------------------------------------
Note: The categories of investments are shown as a percentage of net assets
    ($174,406,321) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
                                             INV--Investment Agreement
BANs--Bond Anticipation Notes                LIQ--Liquidity Agreement
CP--Commercial Paper                         LOC--Letter of Credit
GANs--Grant Anticipation Notes               MBIA--Municipal Bond Investors
                                                    Assurance
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority               PLC--Public Limited Company
IDA--Industrial Development Authority        RANs--Revenue Anticipation Notes
IFA--Industrial Finance Authority            SA--Support Agreement
INS--Insured                                 TOBs--Tender Option Bonds
                                             VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)
                                                                      PROSPECTUS

Massachusetts Municipal Cash Trust
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
OCTOBER 31, 1996

ASSETS:
Total investments in
 securities, at
 amortized cost and
 value                   $173,258,979
------------------------
Cash                          238,291
------------------------
Income receivable           1,159,659
------------------------
Receivable for shares
 sold                           3,665
------------------------ ------------
Total assets              174,660,594
------------------------
LIABILITIES:
Payable for
 shares
 redeemed       $  5,151
-------------
Income
 distribution
 payable         184,990
-------------
Payable to
 transfer
 agent            23,413
-------------
Accrued
 expenses         40,719
-------------  ---------
Total liabilities             254,273
------------------------ ------------
Net Assets for
 174,406,321 shares
 outstanding             $174,406,321
------------------------ ------------
NET ASSET VALUE,
 OFFERING PRICE, AND
 REDEMPTION PROCEEDS
 PER SHARE:
INSTITUTIONAL SERVICE
 SHARES:
$119,738,845 /
 119,738,845 shares
 outstanding                    $1.00
------------------------ ------------
1784 FUNDS SHARES:
$54,667,476 /
 54,667,476 shares
 outstanding                    $1.00
------------------------ ------------

(See Notes which are an integral part of the Financial Statements)
PROSPECTUS



Massachusetts Municipal Cash Trust
Statement of Operations
--------------------------------------------------------------------------------
YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME:
Interest                                                          $6,129,748
----------------------------------------------------------------
EXPENSES:
Investment advisory fee                               $  856,487
----------------------------------------------------
Administrative personnel and services fee                155,108
----------------------------------------------------
Custodian fees                                            26,446
----------------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                                 60,024
----------------------------------------------------
Sub-transfer agent fees--1784 Funds Shares                13,090
----------------------------------------------------
Directors'/Trustees' fees                                  2,603
----------------------------------------------------
Auditing fees                                             13,561
----------------------------------------------------
Legal fees                                                 4,491
----------------------------------------------------
Portfolio accounting fees                                 59,116
----------------------------------------------------
Shareholder services fee--Institutional Service
 Shares                                                  299,707
----------------------------------------------------
Shareholder services fee--1784 Funds Shares              128,514
----------------------------------------------------
Share registration costs                                  42,821
----------------------------------------------------
Printing and postage                                      20,600
----------------------------------------------------
Insurance premiums                                         4,302
----------------------------------------------------
Miscellaneous                                              1,899
----------------------------------------------------  ----------
  Total expenses                                       1,688,769
------------------------------------------
Waivers--
------------------------------------------
  Waiver of investment advisory fee        $(297,835)
------------------------------------------
  Waiver of shareholder services fee--
  Institutional Service Shares              (299,707)
------------------------------------------
  Waiver of shareholder services fee--1784
   Funds Shares                             (128,514)
------------------------------------------ ---------
   Total waivers                                        (726,056)
----------------------------------------------------  ----------
    Net expenses                                                     962,713
----------------------------------------------------------------  ----------
     Net investment income                                        $5,167,035
----------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)
                                                                      PROSPECTUS



Massachusetts Municipal Cash Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                              YEAR ENDED OCTOBER 31,
                                                1996           1995
INCREASE (DECREASE) IN NET ASSETS:
Operations--
-------------------------------------------
Net investment income                       $   5,167,035  $   4,506,984
------------------------------------------- -------------  -------------
Distributions to Shareholders
-------------------------------------------
Distributions from net investment income
-------------------------------------------
 Institutional Service Shares                  (3,622,277)    (3,066,535)
-------------------------------------------
 1784 Funds Shares                             (1,544,758)    (1,440,449)
------------------------------------------- -------------  -------------
  Change in net assets resulting from
     distributions to shareholders             (5,167,035)    (4,506,984)
------------------------------------------- -------------  -------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                  533,103,977    371,068,422
-------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                        2,757,964      2,255,146
-------------------------------------------
Cost of shares redeemed                      (507,663,326)  (359,040,754)
------------------------------------------- -------------  -------------
  Change in net assets resulting from share
   transactions                                28,198,615     14,282,814
------------------------------------------- -------------  -------------
    Change in net assets                       28,198,615     14,282,814
-------------------------------------------
NET ASSETS:
Beginning of period                           146,207,706    131,924,892
------------------------------------------- -------------  -------------
End of period                               $ 174,406,321  $ 146,207,706
------------------------------------------- -------------  -------------

(See Notes which are an integral part of the Financial Statements)
PROSPECTUS



Massachusetts Municipal Cash Trust
Notes to Financial Statements
--------------------------------------------------------------------------------
OCTOBER 31, 1996

(1) Organization
Federated Municipal Trust (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of sixteen portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and 1784 Funds Shares (formerly BayFunds Shares). The investment objective of the Fund is current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS
The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES
It is the Fund's policy to comply with the pro- visions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when- issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature.
                                                                      PROSPECTUS


Massachusetts Municipal Cash Trust
--------------------------------------------------------------------------------
Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The
Fund will not incur any registration costs upon such resales.
Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at October 31, 1996 is as follows:

                 SECURITY                    ACQUISITION DATE ACQUISITION COST
Clipper, MA Tax Exempt Trust Weekly VRDNs        5/15/95         $5,000,000
Clipper, MA Tax Exempt Trust, (Series 1993-
 1) Weekly VRDNs                                 6/30/95         $3,465,000

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER
Investment transactions are accounted for on the trade date.

(3) Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                  YEAR ENDED OCTOBER 31,
                                                     1996          1995
INSTITUTIONAL SERVICE SHARES
Shares sold                                       489,456,450   337,436,671
Shares issued to shareholders in payment of
 distributions declared                             1,214,590       814,368
Shares redeemed                                  (470,559,983) (328,636,637)
                                                 ------------  ------------
Net change resulting from Institutional Service
 Share transactions                                20,111,057     9,614,402
                                                 ------------  ------------
1784 FUNDS SHARES
Shares sold                                        43,647,527    33,631,751
Shares issued to shareholders in payment of
 distributions declared                             1,543,374     1,440,778
Shares redeemed                                   (37,103,343)  (30,404,117)
                                                 ------------  ------------
Net change resulting from 1784 Funds Share
 transactions                                       8,087,558     4,668,412
                                                 ------------  ------------
Net change resulting from share transactions       28,198,615    14,282,814
                                                 ------------  ------------

At October 31, 1996, capital paid-in aggregated $174,406,321.

(4) Investment Advisory Fee and Other Transactions with Affiliates

INVESTMENT ADVISORY FEE
Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or PROSPECTUS



Massachusetts Municipal Cash Trust
--------------------------------------------------------------------------------
terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Fund will pay BayBank Systems, Inc., up to
 .25% of average daily net assets of 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSS and BayBank Systems, Inc. may voluntarily choose to waive any portion of their fees. FSS and BayBank Systems, Inc. can modify or terminate these voluntary waivers at any time at their sole discretion.


TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES
FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS
During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $198,450,000 and $196,600,000, respectively.

GENERAL
Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

                                                                      PROSPECTUS

Massachusetts Municipal Cash Trust
--------------------------------------------------------------------------------
(5) Concentration of Credit Risk
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 45.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.2% of total investments.

(6) Subsequent Event
Effective November 25, 1996, BayFunds Shares were renamed 1784 Funds
Shares.

PROSPECTUS



Report of Independent Public Accountants

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST (Massachusetts Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Massa- chusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 19 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Oc- tober 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mas- sachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996
                                                                      PROSPECTUS



Addresses

--------------------------------------------------------------------------------
                       Massachusetts Municipal Cash Trust

                         Boston 1784 Funds Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

Distributor                                Shareholder Servicing Agent
Federated Securities Corp.
Federated Investors Tower                  BankBoston, N.A.

Pittsburgh, Pennsylvania 15222-3779        100 Federal Street

                                           Boston, Massachusetts 02110

Investment Adviser                         Custodian
Federated Management                       State Street Bank and Trust Company
Federated Investors Tower                  P.O. Box 1119
Pittsburgh, Pennsylvania 15222-3779

                                           Boston, Massachusetts 02266

Transfer Agent and Dividend                Independent Public Accountants
Disbursing Agent                           Arthur Andersen LLP
Federated Shareholder Services Company     2100 One PPG Place
P.O. Box 8600                              Pittsburgh, Pennsylvania 15222
Boston, Massachusetts 02266-8600

Sub-Transfer Agent
Boston Financial Data Services,
Inc.
Two Heritage Drive
Quincy, Massachusetts 02171
PROSPECTUS








                  Massachusetts Municipal Cash Trust

              (A Portfolio of Federated Municipal Trust)

                         Boston 1784 Funds Shares
  (formerly, 1784 Fund Shares and prior to that, BayFunds Shares)

                  Statement of Additional Information












      This Statement of Additional Information should be read with the prospectus for Boston 1784 Funds Shares of Massachusetts Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the "Trust") dated December 31, 1996 (Revised May 27, 1997). This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-BKB-1784.



      Federated Investors Tower
      Pittsburgh, Pennsylvania 15222-3779

                    Statement dated December 31, 1996
                        (Revised May 27, 1997)
























FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 314229832
0032603B (5/97)

Table of Contents







Investment Policies                                             1
   Acceptable Investments                                       1
   Participation Interests                                      1
   Municipal Leases                                             1
   Ratings                                                      1
   When-Issued and Delayed Delivery Transactions                2
   Repurchase Agreements                                        2
   Credit Enhancement                                           2
   Investment Limitations                                       2
   Regulatory Compliance                                        4
   Massachusetts Investment Risks                               4

Federated Municipal Trust Management                            5
   Share Ownership                                              9
   Trustees Compensation                                       10
   Trustee Liability                                           11

Investment Advisory Services                                   11
   Adviser to the Fund                                         11
   Advisory Fees                                               11

Brokerage Transactions                                         11

Other Services                                                 12
   Fund Administration                                         12
   Custodian                                                   12
   Transfer Agent and Dividend Disbursing Agent                12
   Sub-Transfer Agent                                          12
   Independent Public Accountants                              12

Shareholder Servicing Agent                                    12
   Exchanging Securities for Shares                            13

Determining Net Asset Value                                    13
   Redemption in Kind                                          13

Massachusetts Partnership Law                                  14
   The Fund's Tax Status                                       14
   Massachusetts State Income Tax                              14

Performance Information                                        14
   Yield                                                       15
   Effective Yield                                             15
   Total Return                                                15
   Performance Comparisons                                     15
   Economic and Market Information                             15

About Federated Investors                                      16

Appendix                                                       18

--------------------------------------------------
Investment Policies
--------------------------------------------------

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval.
Shareholders will be notified before any material change in these policies becomes effective.



Effective May 27, 1997, the name of the class of shares of the Fund has changed from "1784 Funds Shares" to "Boston 1784 Funds Shares."



Acceptable Investments

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.

Participation Interests

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

Municipal Leases

The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Ratings

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group ("S&P"), or MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1 and F-2 by Fitch Investor Services, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest categories. See "Regulatory Compliance."

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date; marked to market daily and maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Repurchase Agreements

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Trustees.

Credit Enhancement

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

Investment Limitations

Selling Short and Buying on Margin

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.

Lending Cash or Securities

         The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Massachusetts Municipal Securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or Declaration of Trust.

Investing in Commodities

         The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

         The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Underwriting

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Investing in Restricted Securities

         The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

Concentration of Investments

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

Diversification of Investments

         With regard to at least 50% of its total assets, no more than 5% of its total assets are to be invested in the securities of a single issuer, and no more than 25% of its total assets are to be invested in the securities of a single issuer at the close of each quarter of each fiscal year.

         Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalitites, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

         Industrial development bonds backed only by the assets and revenues of a non-governmental issuer are considered to be issued solely by that issuer. If, in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Securities of Other Investment Companies

         The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.

Investing for Control

         The Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

         The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them.

Investing in Illiquid Securities

         The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

Massachusetts Investment Risks

The Fund invests in obligations of Massachusetts issuers which results in the Fund's performance being subject to risks associated with the overall economic conditions present within Massachusetts (the "Commonwealth"). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the Commonwealth's financial status. This information is based on official statements relating to securities that have been offered by Massachusetts issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.

The Commonwealth has a diverse economy with manufacturing, education, health care, computers and financial services all being significant contributors. Massachusetts is generally considered the leader in research and development within the biotechnology, software and robotics industries as well as having many highly prestigious universities. In addition to a highly skilled and educated workforce, the Commonwealth has one of the higher average per capita incomes in this country.

Beginning in the late 1980's, economic growth in the New England region and Massachusetts, in particular, slowed and showed pronounced deterioration in the construction, real estate, financial and manufacturing sectors. Between 1988 and 1992, there were extensive job losses that resulted in a 10% reduction in the work force. Also, over the same period, property values in the region experienced a similar decline. More recently, the Massachusetts economy has experienced a slight recovery, however, at a slower pace than the nation and there are signs that this recovery may be slowing. In addition, after years of above average property value growth, property values have decreased an estimated 6% over the same period.

The two major revenue sources available to cities and towns in Massachusetts are local property taxes and local aid from the Commonwealth. Property taxes are subject to limitations imposed by a state-wide initiative approved by the voters in November, 1980 (commonly known as Proposition 2-1/2), which limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full valuation of the real estate and personal property therein or (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from new construction. In recent years the decrease in property values due to the recession and the limitations of tax levy growth imposed by Proposition 2-1/2 have resulted in budget constraints for many cities and towns.

The overall financial condition of the Commonwealth can also be illustrated by the changes of its debt ratings. During the period in which the Commonwealth has experienced its financial difficulties beginning in 1988, its general obligation long-term debt ratings as determined by Moody's and S & P's decreased from Aa and AA+ to Baa and BBB respectively. Since then the Commonwealth has had its debt ratings raised by the two rating agencies to A1 and A+ by Moody's and S&P, respectively, reflecting improved fiscal performance.

The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth and its municipalities.

Federated Municipal Trust Management

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors,
Federated Advisers, Federated Management, and
Federated Research; Chairman and Director,
Federated Research Corp. and Federated Global
Research Corp.; Chairman, Passport Research,
Ltd.; Chief Executive Officer and Director or
Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation;
Senior Vice-President, John R. Wood and
Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest
Florida; formerly, President, Naples Property
Management, Inc. and Northgate Village
Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany
Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative,
Commonwealth of Massachusetts; formerly,
President, State Street Bank and Trust Company and State Street Boston Corporation; Director or
Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Attorney, Member of Miller, Ament, Henny &
Kochuba; Chairman, Meritcare, Inc.; Director,
Eat'N Park Restaurants, Inc.; Director or
Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors,
Federated Advisers, Federated Management, and
Federated Research; President and Director,
Federated Research Corp. and Federated Global
Research Corp.; President, Passport Research,
Ltd.; Trustee, Federated Shareholder Services
Company, and Federated Shareholder Services;
Director, Federated Services Company; President or Executive Vice President of the Funds;
Director or Trustee of some of the Funds. Mr.
Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and
Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


         * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

         @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds;
Annuity Management Series; Arrow Funds;
Automated Government Money Trust; Blanchard
Funds; Blanchard Precious Metals Fund, Inc.;
Cash Trust Series II; Cash Trust Series, Inc. ;
DG Investor Series; Edward D. Jones & Co. Daily
Passport Cash Trust; Federated Adjustable Rate
U.S. Government Fund, Inc.; Federated American
Leaders Fund, Inc.; Federated ARMs Fund;
Federated Equity Funds; Federated Equity Income
Fund, Inc.; Federated Fund for U.S. Government
Securities, Inc.; Federated GNMA Trust;
Federated Government Income Securities, Inc.;
Federated Government Trust; Federated High
Income Bond Fund, Inc.; Federated High Yield
Trust; Federated Income Securities Trust;
Federated Income Trust; Federated Index Trust;
Federated Institutional Trust; Federated
Insurance Series; Federated Investment
Portfolios; Federated Investment Trust;
Federated Master Trust; Federated Municipal
Opportunities Fund, Inc.; Federated Municipal
Securities Fund, Inc.; Federated Municipal
Trust; Federated Short-Term Municipal Trust;
Federated Short-Term U.S. Government Trust;
Federated Stock and Bond Fund, Inc.; Federated
Stock Trust; Federated Tax-Free Trust; Federated
Total  Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government
Securities Fund: 1-3 Years; Federated U.S.
Government Securities Fund: 2-5 Years; Federated
U.S. Government Securities Fund: 5-10 Years;
Federated Utility Fund, Inc.; First Priority
Funds; Fixed Income Securities, Inc.; High Yield
Cash Trust; Intermediate Municipal Trust;
International Series, Inc.; Investment Series
Funds, Inc.; Investment Series Trust; Liberty
Term Trust, Inc. - 1999; Liberty U.S. Government
Money Market Trust; Liquid Cash Trust; Managed
Series Trust; Money Market Management, Inc.;
Money Market Obligations Trust; Money Market
Trust; Municipal Securities Income Trust;
Newpoint Funds; Peachtree Funds; RIMCO Monument
Funds; Targeted Duration Trust; Tax-Free
Instruments Trust; The Planters Funds; The
Starburst Funds; The Starburst Funds II; The
Virtus Funds; Trust for Financial Institutions;
Trust for Government Cash Reserves; Trust for
Short-Term U.S. Government Securities; Trust for
U.S. Treasury Obligations; and World Investment
Series, Inc.
Share Ownership

Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.



As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding Boston 1784 Funds Shares of Massachusetts Municipal Cash Trust:John & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, owned approximately 53,216,829 shares (100%). As of the same date, the following shareholders of record owned 5% or more of the oustanding Institutional Service Shares of the Fund: State Street Bank and Trust Company, acting in various capacities for numerous accounts, owned approximately 55,042,437 shares (38.98%); and John & Co. owned approximately 17,474,106 shares (12.37%).


Trustees Compensation


                                    AGGREGATE
NAME ,                            COMPENSATION
POSITION WITH                         FROM                             TOTAL COMPENSATION PAID
TRUST                                TRUST*#                           FROM FUND COMPLEX +

John F. Donahue                         $0                    $0 for the Trust and
Chairman and Trustee                                          54 other investment companies in the Fund Complex

Thomas G. Bigley++                      $3,611                $86,331 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

John T. Conroy, Jr.                     $3,934                $115,760 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

William J. Copeland                     $3,934                $115,760 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

Glen R. Johnson                         $0                    $0 for the Trust and
President and Trustee                                         14 other investment companies in the Fund Complex

James E. Dowd                           $3,934                $115,760 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.                 $3,611                $104,898 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.                 $3,934                $115,760 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

Peter E. Madden                         $3,611                $104,898 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

Gregor F. Meyer                         $3,611                $104,898 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

John E. Murray, Jr.,                    $3,611                $104,898 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

Wesley W. Posvar                        $3,611                $104,898 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex

Marjorie P. Smuts                       $3,611                $104,898 for the Trust and
Trustee                                                       54 other investment companies in the Fund Complex



*Information is furnished for the fiscal year ended October 31, 1996.

#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.

+The information is provided for the last calendar year.

++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Federated
Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F.
Donahue, his wife, and his son, J. Christopher
Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended October 31, 1996, 1995, and 1994, the Adviser earned $856,487, $686,918, and $643,293, respectively, of which $297,835, $276,299, and
$445,711, respectively, were voluntarily waived because of undertakings to limit the Fund's expenses.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1996, 1995, and 1994, the Trust paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal year ended October 31, 1996, 1995, and 1994, the Administrators earned $155,108, $155,000, and $195,483, respectively.

Custodian

State Street Bank and Trust Company, Boston,
Massachusetts, is custodian for the securities and cash of the Fund.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

Sub-Transfer Agent



Boston Financial Data Services, Inc., Quincy,
Massachusetts, is the sub-transfer agent for the Boston 1784 Funds Shares of the Fund. The
Institutional Service Shares class has no sub-transfer agent.



Independent Public Accountants

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

Shareholder Servicing Agent



Under a Shareholder Servicing Plan, the Fund may pay a fee to BankBoston, N.A., as shareholder servicing agent, for services provided which are necessary for the maintenance of shareholder accounts. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. For the fiscal year ended October 31, 1996, the Fund paid no shareholder services fees on behalf of the Boston 1784 Funds Shares.

Exchanging Securities for Shares

The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment plus any cash, must be at least $25,000.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

Determining Net Asset Value

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than
 .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Redemption in Kind

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

The Fund's Tax Status

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

Massachusetts State Income Tax

Individual shareholders of the Fund who are subject to Massachusetts income taxation will not be required to pay Massachusetts income tax on that portion of their dividends which are attributable to: interest earned on Massachusetts tax-free municipal obligations; gain from the sale of certain of such obligations; and interest earned on obligations of United States territories or possessions, to the extent interest on such obligations is exempt from taxation by the state pursuant to federal law. All remaining dividends will be subject to Massachusetts income tax.

If a shareholder of the Fund is a Massachusetts business corporation or any foreign business corporation which exercises its charter, qualifies to do business, actually does business or owns or uses any part of its capital, plant or other property in Massachusetts, then it will be subject to Massachusetts excise taxation either as a tangible property corporation or as an intangible property corporation. If the corporate shareholder is a tangible property corporation, it will be taxed upon its net income allocated to Massachusetts and the value of certain tangible property. If it is an intangible property corporation, it will be taxed upon its net income and net worth allocated to Massachusetts. Net income is gross income less allowable deductions for federal income tax purposes, subject to specified modifications.

Dividends received from the Fund are includable in gross income and generally may not be deducted by a corporate shareholder in computing its net income. The corporation's shares in the Fund are not includable in the computation of the tangible property base of a tangible property corporation, but are includable in the computation of the net worth base of an intangible property corporation.

Shares of Massachusetts Municipal Cash Trust will be exempt from local property taxes in Massachusetts.

Performance Information

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

Yield

The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.



The yield for the seven-day period ended October 31, 1996 for the Boston 1784 Funds Shares of the Fund was 2.98%.



Effective Yield

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.



The effective yield for the seven-day period ended October 31, 1996 for the Boston 1784 Funds
Shares of the Fund was 3.02%.



Total Return

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



For the one-year period ended October 31, 1996, and for the period from March 8, 1993 (date of initial public investment) to October 31, 1996, the average annual total returns were 3.05% and 2.62%, respectively, for the Boston 1784 Funds
Shares of the Fund.



Performance Comparisons

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o  Lipper Analytical Services, Inc.
            ranks funds in various fund
            categories based on total return,
            which assumes the reinvestment of
            all income dividends and capital
            gains distributions, if any.

         o IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money
            Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

         o Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
From time to time as it deems appropriate, the Fund may advertise the performance of its shares using charts, graphs and description, compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

About Federated Investors

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.

Mutual Fund Market

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

Trust Organizations

Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer
Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute

Appendix

STANDARD & POOR'S RATINGS GROUP

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2     Satisfactory capacity to pay principal
         and interest.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER
OPTION BONDS (TOBs) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA      Debt rated "AAA" has the highest rating assigned by S&P.
         Capacity to pay interest and repay principal is extremely strong.

AA Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODYS INVESTORS SERVICE, INC.,

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER
OPTION BONDS (TOBs) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1      Issuers rated Prime-1 (or related
         supporting institutions) have a
         superior capacity for repayment of
         short-term promissory obligations.
         Prime-1 repayment capacity will
         normally be evidenced by the following
         characteristics: leading market
         positions in well established
         industries, high rates of return on
         funds employed, conservative
         capitalization structure with moderate
         reliance on debt and ample asset
         protection, broad margins in earning
         coverage of fixed financial charges and
         high internal cash generation,
         well-established access to a range of
         financial markets and assured sources
         of alternate liquidity.

P-2      Issuers rated Prime-2 (or related
         supporting institutions) have a strong
         capacity for repayment of short-term
         promissory obligations. This will
         normally be evidenced by many of the
         characteristics cited above, but to a
         lesser degree. Earnings trends and
         coverage ratios, while sound, will be
         more subject to variation.
         Capitalization characteristics, while
         still appropriate, may be more affected
         by external conditions. Ample alternate
         liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa      Bonds which are rated Aaa are judged to
         be of the best quality. They carry the
         smallest degree of investment risk and
         are generally referred to as "gilt
         edged." Interest payments are protected
         by a large or by an exceptionally
         stable margin and principal is secure.
         While the various protective elements
         are likely to change, such changes as
         can be visualized are most unlikely to
         impair the fundamentally strong
         position of such issues.

Aa       Bonds which are rated Aa are judged to
         be of high quality by all standards.
         Together with the Aaa group, they
         comprise what are generally known as
         high grade bonds. They are rated lower
         than the best bonds because margins of
         protection may not be as large as in
         Aaa securities or fluctuation of
         protective elements may be of greater
         amplitude or there may be other
         elements present which make the
         long-term risks appear somewhat larger
         than in Aaa securities.

A        Bonds which are rated A possess many
         favorable investment attributes and are
         to be considered as upper medium grade
         obligations. Factors giving security to
         principal and interest are considered
         adequate but elements may be present
         which suggest a susceptibility to
         impairment sometime in the future.

NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

FITCH INVESTORS SERVICES, INC.

SHORT-TERM DEBT RATING DEFINITIONS

F-1+     Exceptionally Strong Credit Quality.
         Issues assigned this rating are
         regarded as having the strongest degree
         of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.